Cover	Oct. 04, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 04, 2023
Entity File Number	001-41116
Entity Registrant Name	BIOPLUS ACQUISITION CORP.
Entity Central Index Key	0001856653
Entity Tax Identification Number	98-1583872
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	260 Madison Avenue
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10026
City Area Code	212
Local Phone Number	287-4092
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one-half of one Redeemable Warrant
Trading Symbol	BIOSU
Security Exchange Name	NASDAQ
Class A Ordinary Share, par value $0.0001 per share
Title of 12(b) Security	Class A Ordinary Share, par value $0.0001 per share
Trading Symbol	BIOS
Security Exchange Name	NASDAQ
Warrants, each exercisable for one Class A Ordinary Share for $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one Class A Ordinary Share for $11.50 per share
Trading Symbol	BIOSW
Security Exchange Name	NASDAQ